Stockholders’ Equity (Details Narrative)		1 Months Ended				12 Months Ended
	Jul. 25, 2024 USD ($) shares	Jul. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 CNY (¥) shares	Jan. 31, 2025 RM / shares	Jul. 31, 2024 MYR (RM) RM / shares shares	Jan. 08, 2024 $ / shares	Oct. 30, 2023 shares	Jul. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding | shares		1					1			1	1		1
Common stock, par value | $ / shares		$ 0.001					$ 0.001			$ 0.001
Common stock, shares authorized | shares		50,000,000					50,000,000			50,000,000	50,000,000		50,000,000
Common stock, shares issued | shares		1					1			1	1		1
Authorized share capital
Total consideration transferred
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total consideration transferred
Titan Pharmaceuticals Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding | shares						914,234		781,503	914,234
Common stock, par value | $ / shares						$ 0.001		$ 0.001	$ 0.001					$ 0.001
Conversion of stock, amount converted			$ 4,511
Conversion of stock, shares converted | shares			54,132
Number of shares agreed to issue | shares																	125,000
Preferred stock, shares issued | shares				950,000		950,000		950,000	950,000
Preferred stock, par value | $ / shares				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Share price | $ / shares				$ 10.00
Purchase price				$ 9,500,000
Cash				5,000,000.0					$ 1,900,000
Promissory note				$ 4,500,000
Conversion price | $ / shares				$ 9.32
Outstanding percentage				19.99%
Non cash expenses								$ 1,013,000
Value of shares exchanged					$ 500,000
Common stock, shares authorized | shares						225,000,000		225,000,000	225,000,000
Common stock, shares issued | shares						914,234		781,503	914,234
Authorized share capital						$ 1,000		$ 1,000	$ 1,000
Total consideration transferred								$ 9,500,000
Titan Pharmaceuticals Inc [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued | shares
Total consideration transferred
Titan Pharmaceuticals Inc [Member] | Common Stock [Member] | MDM Worldwide Solutions Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares agreed to issue | shares															2,500
Non cash expenses								$ 25,000
Titan Pharmaceuticals Inc [Member] | Choong Choon Hau Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of shares exchanged					$ 500,000
Interest rate					10.00%
Due date					Jan. 08, 2024
Conversion price | $ / shares					$ 9.32
Conversion of stock, amount converted			$ 4,511
Conversion of stock, shares converted | shares			54,132
Value of shares exchanged					$ 500,000
BSKE Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding | shares		1					1						1
Common stock, par value | $ / shares		$ 0.001					$ 0.001
Common stock, shares authorized | shares		50,000,000					50,000,000						50,000,000
Common stock, shares issued | shares		1					1						1
Authorized share capital
Total consideration transferred
BSKE Limited [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total consideration transferred
TALENTEC SDN. BHD. [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding | shares		580,000					580,000			580,000	580,000		580,000			500,000
Common stock, par value | (per share)		$ 0.36					$ 0.36			$ 0.36		RM 1	RM 1			$ 0.36
Common stock, shares authorized | shares		580,000					580,000			580,000	580,000		580,000			500,000
Common stock, shares issued | shares		580,000					580,000			580,000	580,000		580,000			500,000
Authorized share capital		$ 208,617					$ 208,617			$ 208,617	¥ 580,000		RM 580,000			$ 191,482
Number of shares issued | shares	80,000
Total consideration transferred	$ 800,000						800,000
TALENTEC SDN. BHD. [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total consideration transferred							$ 17,135